Filed under Rule 497(k)

Registration No. 333-08653

SEASONS SERIES TRUST

SA Columbia Focused Growth Portfolio

(the “Portfolio”)

Supplement dated October 23, 2018 to the Summary Prospectus,

dated July 27, 2018, as supplemented to date

Effective October 22, 2018, the Portfolio reorganized into the SA AB Growth Portfolio, a series of SunAmerica Series Trust. Accordingly, the Portfolio is no longer offered.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.